Offerings	Apr. 03, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, par value $0.0001 per share, and one right to receive one-fourth (1/4) of one ordinary share
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 69,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,528.9
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(3)	Includes 690,000 units, consisting of 690,000 ordinary shares and 690,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the Units
Amount Registered | shares	6,900,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(3)	Includes 690,000 units, consisting of 690,000 ordinary shares and 690,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the Units
Amount Registered | shares	6,900,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(3)	Includes 690,000 units, consisting of 690,000 ordinary shares and 690,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the Rights included as part of the Units
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 17,250,000
Amount of Registration Fee	$ 2,382.2
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(3)	Includes 690,000 units, consisting of 690,000 ordinary shares and 690,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.